Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Net interest income		€ 4,349	€ 3,891	€ 8,382	€ 7,727
Trading income	[1]	2,287	1,753	2,783	3,044
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		101	63	100	139
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		(142)	(140)	323	(178)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		2,246	1,676	3,205	3,005
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		6,594	5,567	11,587	10,732
Personal Banking		959	935	2,183	1,967
Wealth Management		622	549	1,225	1,111
Private Bank		1,582	1,484	3,408	3,079
Asset Management		236	3	208	(39)
Corporate Treasury Services		699	708	1,408	1,427
Institutional Client Services		199	242	367	474
Business Banking		262	250	519	508
Corporate Bank		1,161	1,200	2,293	2,409
Fixed Income & Currencies		2,615	2,279	5,497	5,168
Remaining products		(112)	(83)	(129)	(191)
Investment Bank		2,503	2,195	5,367	4,976
Corporate & Other		€ 1,112	€ 684	€ 311	€ 307

[1]	Trading income includes gains and losses from derivatives not qualifying for hedge accounting